Parent company financial statements - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 1,317,898		$ 232,681
Equity securities, at fair value	4,591		3,295
Other assets	274,116		122,714
Goodwill	242,561		169,051	$ 137,190
Total assets	11,207,330		6,124,921	$ 5,136,764
LIABILITIES
Borrowings	238,324		304,675
Accrued expenses and other liabilities	164,400		87,454
Total liabilities	9,915,948		5,362,592
SHAREHOLDERS' EQUITY
Common stock	47,222		31,034
Additional paid-in capital	898,847		425,633
Retained earnings	317,625	$ 293,524	293,524
Accumulated other comprehensive income	27,595		12,138
Total FB Financial Corporation shareholders' equity	1,291,289		762,329
Total liabilities and shareholders' equity	11,207,330		6,124,921
Parent Company
ASSETS
Cash and cash equivalents	5,310		4,673
Equity securities, at fair value	1,173		0
Investments in subsidiaries	1,378,347		782,565
Other assets	12,240		6,292
Goodwill	29		29
Total assets	1,397,099		793,559
LIABILITIES
Borrowings	106,299		30,930
Accrued expenses and other liabilities	(489)		300
Total liabilities	105,810		31,230
SHAREHOLDERS' EQUITY
Common stock	47,222		31,034
Additional paid-in capital	898,847		425,633
Retained earnings	317,625		293,524
Accumulated other comprehensive income	27,595		12,138
Total FB Financial Corporation shareholders' equity	1,291,289		762,329
Total liabilities and shareholders' equity	$ 1,397,099		$ 793,559